Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			3 Months Ended
	Sep. 30, 2014 Segment	Sep. 30, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts receivable			$ 22,000,000	$ 28,000,000
Advertising expense			153,000,000	163,000,000	191,000,000
Advertising barter transactions, revenue			2,000,000	9,000,000	16,000,000
Advertising barter transactions, expense			2,000,000	9,000,000	16,000,000
Research and development expense			6,000,000	4,000,000	3,000,000
Depreciation and amortization			131,000,000	136,000,000	123,000,000
Number of reportable segments	3		6
Stock-based compensation expense	22,434,000	5,446,000	9,086,000	9,834,000	7,334,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Contract terms for software usage by customers			3 years
Capitalized computer software amortization period			4 years
Expected life of service contracts with significant travel agency customers			3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Contract terms for software usage by customers			10 years
Capitalized computer software amortization period			30 years
Expected life of service contracts with significant travel agency customers			5 years
Transaction Revenue Model [Member]
Summary Of Significant Accounting Policies [Line Items]
Transaction fee cancellation reserve			8,000,000	8,000,000
Agency Revenue Model [Member]
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts receivable			2,000,000	3,000,000
Cost of Sales [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification adjustments				198,000,000	173,000,000
Selling, general and administrative [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification adjustments				118,000,000	120,000,000
Stock-based compensation expense	16,816,000	4,630,000	7,384,000	8,119,000	5,880,000	3,300,000	2,142,000
Depreciation And Amortization Expenses [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification adjustments				2,000,000	2,000,000
Computer Software, Intangible Asset [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Capitalized computer software amortization period			3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Capitalized computer software amortization period			10 years
Joint Venture [Member]
Summary Of Significant Accounting Policies [Line Items]
Investments in joint ventures in excess of equity in joint ventures			93,000,000	97,000,000
Common Units [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of ownership interest of noncontrolling interest								5.00%
Preferred Units [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of ownership interest of parent company								100.00%
Commercial Air Travel [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable, net			178,000,000	189,000,000
Concentration risk percentage			58.00%	58.00%
Commercial Air Travel [Member] | Payment [Member] | Airline Clearing House [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage			57.00%
Commercial Air Travel [Member] | Sales Revenue, Net [Member] | Airline Clearing House [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage			94.00%
Abacus [Member] | Sabre Pacific [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of goodwill				$ 24,000,000
Tvl Common Inc [Member] | Common Units [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of ownership interest of parent company								95.00%